NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Convertible debentures		$ 1,325,000	$ 0
Plus: Original issue discount (10%)		123,500	0
Face amount		1,457,500	0
Less: Debt discount		(952,464)	0
Carrying value		505,036	0
Less: Current portion		(505,036)	0
Convertible debentures - long-term		0	0
First Quarter
Face amount	$ 1,884,922
Less: Debt discount	(1,474,342)
Carrying value	410,580
Less: Current portion	(410,580)
Convertible debentures - long-term	$ 0
Investor 1 7/27/2015
Convertible debentures		500,000	0
Investor 1 9/30/2015
Convertible debentures		100,000	0
Investor 2 8/25/2015
Convertible debentures		500,000	0
Investor 2 9/21/2015
Convertible debentures		100,000	0
Investor 3 8/27/2015
Convertible debentures		$ 125,000	$ 0